BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

September 17, 2021

Yoon Choo

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for M Vision Pacific Life SVUL Flexible Premium Variable Life  Insurance Policy (File No. 333-255746) funded by Pacific Select Exec Separate Account (File No. 811-05563) of Pacific Life Insurance Company

Ms. Choo:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Pre-Effective Amendment No. 2 to the above referenced Registration Statement, with exhibits, on Form N-6. The enclosed relates to a variable life insurance policy, designated as M Vision Pacific Life SVUL, which is funded by the Separate Account.

The primary purpose of this filing is to incorporate Staff comments received August 23, 2021, and to update additional information.

If you have any questions or comments with respect to this filing, please contact me at the number listed above. Thank you.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage